Common Stock - Additional Information (Detail)	Jan. 31, 2015 Vote $ / shares shares
Common Stock [Line Items]
Number of votes entitled | Vote	1
Common Stock Class A [Member]
Common Stock [Line Items]
common stock share | shares	2,875
Common stock, share price | $ / shares	$ 9.99